SHARE-BASED COMPENSATION - Share Based Compensation Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expense	¥ 8,612	¥ 8,234	¥ 6,808
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expense	1,772	1,537	2,157
Selling and marketing expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expense	901	787	366
General and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Total share-based compensation expense	¥ 5,939	¥ 5,910	¥ 4,285